POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 334	$ 622
Defined benefit pension plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	223	487
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	111	135
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,221	2,377	$ 2,151
Defined benefit pension plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,647	1,851
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	574	526
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,887)	(1,755)	(1,618)
Defined benefit pension plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,424)	(1,364)
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(463)	(391)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	37	52
Post-employment plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	32	46
Post-employment plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	5	6
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	37	52	53
Post-employment plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	32	46
Post-employment plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	5	6
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	$ 0
Post-employment plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Post-employment plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0